Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases
Schedule of Lease Cost and Right of Use Assets Related to Lease and Future Minimum Lease Payments

	Year ended December 31, 2024	Year ended December 31, 2023
Operating lease cost	$-	$-
Short-term lease cost	258,477	315,615
Total Lease Cost	$258,477	$315,615

ROU assets that are related to lease properties are presented as follows:
Beginning balance	$859,861	$1,016,198
Additions to right-of-use assets	-	-
Amortization charge for the year	(156,337)	(156,337)
Lease modifications	-	-
Ending balance	$703,524	$859,861

Further information related to leases is as follows:
Weighted-average remaining lease term	2.42 Years	3.42 Years
Weighted-average discount rate	6.87%	6.87%

Schedule of Future Minimum Lease Payments

Future minimum lease payments as of December 31, 2024 and December 31, 2023 are as follows:

Year
2024	$-	$197,520
2025	217,925	217,925
2026	222,275	222,275
2027	226,705	226,705
2028	231,216	231,216
Thereafter	117,709	117,710
Total future minimum lease payments	$1,015,830	$1,213,351
Less: Imputed interest	140,996	205,358
Operating lease liabilities	$874,834	$1,007,993
Less: Current portion	161,952	132,546
Non-current portion of lease liabilities	$712,882	$875,447

Schedule of Lease Cost
	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2025	2024	2025	2024
Operating lease cost	$63,185	$64,198	$124,191	$133,635

Schedule of Right of Use Assets

The following represents the activity for the Company’s operating lease:

	June 30, 2025	December 31, 2024
ROU assets that are related to lease properties are presented as follows:
Beginning balance	$703,524	$859,861
Amortization charge for the period	(78,169)	(156,337)
Ending balance	$625,355	$703,524

Other information relating to the operating lease is as follows:

Weighted average remaining lease term in years	4.0	2.4
Weighted average discount rate	6.9%	6.9%

Schedule of Future Minimum Lease Payments

Future minimum lease payments as of June 30, 2025 and December 31, 2024 are as follows:

Year	June 30, 2025	December 31, 2024
2025	$109,143	$217,925
2026	222,275	222,275
2027	226,705	226,705
2028	231,216	231,216
2029	117,709	117,709
Total future minimum lease payments	907,048	1,015,830
Less: Imputed interest	112,555	140,996
Operating lease liabilities	794,493	874,834
Less: current portion	174,319	161,952
Non-current portion of lease liability	$620,174	$712,882